Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash and bank accounts	$ 2,041,883	$ 1,180,817
Short-term investments	49,089,109	24,647,398
Total cash and cash equivalents	$ 51,130,992	$ 25,828,215	$ 29,058,093	$ 27,452,265